UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Onslow Bay Funding LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X       Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001658638

OBX 2020-EXP3 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.01       Digital Risk, LLC (“Digital Risk”) Narrative

99.02       Digital Risk Summary Report

99.03       Digital Risk Data Integrity Report

99.04       Digital Risk Rating Agency Report

99.05       Digital Risk Rebuttal Findings Report

99.06       Digital Risk Supplemental Data Report

99.07       Digital Risk Valuation Securitization Report

99.08       Clayton Services LLC (“Clayton”) Narrative

99.09       Clayton Pay History Report

99.10       Clayton Non-ATR QM Report

99.11       Clayton Risk Summary Report

99.12       Clayton Main Detail Report

99.13       Clayton Assignment Verification Report

99.14       Clayton Tax & Title Report

99.15       Clayton Valuation Summary Report

99.16       Clayton Waived Conditions Summary Report

99.17       Clayton Loan Level Tap Compare Report

99.18       Clayton Conditions Summary Report

99.19       Clayton Conditions Detail Report

99.20       Clayton Loan Grades Report

99.21       Clayton Rating Agency ATR QM Report

99.22       Opus Capital Markets Consultants, LLC (“Opus”) Narrative

99.23       Opus Agency Grading Report

99.24       Opus ATR Report

99.25       Opus Data Comparison Report

99.26       Opus ATR Report

99.27       Opus Valuation Report

99.28       Consolidated Analytics, Inc (“CA”) Narrative

99.29       CA Data Compare Report

99.30       CA Exception Report

99.31       CA Grading Report

99.32       CA Loan Level Findings Report

99.33       CA Valuation Report

99.34       Inglet Blair, LLC (“Inglet Blair”) Narrative

99.35       Inglet Blair Valuation Report

99.36       Inglet Blair Title Search Report

99.37       Inglet Blair Data Comparison Report

99.38       Inglet Blair Final Grading Report

99.39       Inglet Blair Data Supplemental Report

99.40       Inglet Blair Supplemental Data Report

99.41       Inglet Blair Exception Report

99.42       Inglet Blair Pay History Report

99.43       AMC Diligence, LLC (“AMC”) Narrative

99.44       AMC Title Diligence Summary Report

99.45       AMC Title Diligence Exceptions Report

99.46       AMC Rating Agency Grades Report

99.47       AMC Exception Grades Report

99.48       AMC Valuation Summary Report

99.49       AMC Supplemental Data Report

99.50       AMC Business Purpose Report

99.51       AMC Data Compare Report

99.52       AMC Servicing Pay History Report

99.53       AMC Collection Report

99.54       AMC Modification Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC

/s/ Michael Fania
Date: September 10, 2020	Name:	Michael Fania
	Title:	Authorized Signatory